Convertible Debt Instruments - Summary of Changes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Borrowings [abstract]
Carrying amount at beginning of year	$ 8,569
Proceeds from issuance of convertible debt instruments	152	$ 7,998
Fair value adjustment included in finance expenses	1,183	684
Currency adjustment	(209)	(113)
Converted to equity	$ (9,695)
Carrying amount at end of year		$ 8,569